Statements of Operations (USD $)	3 Months Ended		6 Months Ended		12 Months Ended		95 Months Ended	101 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Jun. 30, 2014
Revenues earned during the development stage	$ 259,993	$ 119,173	$ 259,993	$ 119,173	$ 348,494	$ 325,268	$ 673,762	$ 933,755
Cost of Sales	(405,305)	(381,114)	(628,497)	(381,113)	978,607	945,407	1,924,014	(2,552,511)
Gross Profit/ (Loss)	(145,312)	(261,941)	(368,504)	(261,940)	(630,113)	(620,139)	(1,250,252)	(1,618,756)
Operating expenses
Professional fees	100,256	97,086	223,437	164,376	298,520	209,858	717,390	940,827
Compensation	280,118	278,769	547,289	553,404	1,183,843	1,228,202	3,310,255	3,857,544
Stock based compensation expense	0	147,461	0	147,461	476,325	28,773	2,192,813	2,192,813
Research & Development	24,059	17,104	27,689	23,833	131,861	240,829	1,342,146	1,369,835
Other operating expenses	506,604	186,996	677,529	390,765	752,555	1,058,618	6,201,872	6,879,401
Total operating expenses	911,037	727,416	1,475,944	1,279,839	2,843,104	2,766,280	13,764,476	15,240,420
Loss from operations	(1,056,349)	(989,357)	(1,844,448)	(1,541,779)	(3,473,217)	(3,386,419)	(15,014,728)	(16,859,176)
Other Income (expense)
Interest income			0	18	17	541	41,313	41,313
Other Income (Loss)	17,032	0	17,032		(5,598)		2,744,965	2,761,997
Interest expense	(181,216)	(81,433)	(297,949)	(148,565)	(351,428)	(243,045)	(917,271)	(1,215,221)
Total other income (expense)	(476,184)	(81,433)	(592,917)	(148,547)	(357,009)	(242,504)	1,869,006	1,276,089
Loss on modification of debt	(312,000)	0	(312,000)					(312,000)
Net loss accumulated during the development stage	$ (1,532,533)	$ (1,070,790)	$ (2,437,365)	$ (1,690,326)	$ (3,830,226)	$ (3,628,923)	$ (13,145,722)	$ (15,583,087)
Net loss per common share:
- Basic and diluted	$ (0.18)	$ (0.14)	$ (0.28)	$ (0.22)	$ (0.30)	$ (0.22)	$ (0.96)	$ (2.60)
Weighted average common shares outstanding
- basic and diluted	8,672,921	7,869,539	8,599,140	7,652,745	12,776,260	16,218,876	13,712,546	5,985,065